Earnings per Unit and Cash Distributions - Schedule of Calculations of Basic and Diluted Earnings per Unit (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Earnings Per Unit Basic And Diluted [Line Items]
Subordinated units converted in to common units			One-for-one basis
Net Income	$ (4,330)	$ (6,308)	$ (3,551)	$ (19,035)
KNOT [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Cash distributions	600	600	1,800	1,500
IDR Holders [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Net Income	$ 600	$ 600	$ 1,800	$ 1,500